Shareholders' equity, capital distribution and earnings per share - Share capital activity (Details)	12 Months Ended
	Dec. 31, 2023 NOK (kr) shares kr / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 NOK (kr) kr / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Number of shares issued [abstract]
Share capital, beginning (shares)	3,175,470,159	3,175,470,159
Capital (reduction), shares	(172,365,554)	(172,365,554)
Share capital, ending (shares)	3,003,104,605	3,003,104,605	3,175,470,159	3,175,470,159
Nominal value per share | kr / shares	kr 2.50		kr 2.50
Share capital	kr 7,938,675,397.50	$ 1,142,036,265
Nominal value per share during year | kr / shares	kr 2.50
Capital reduction	kr (430,913,885.00)	(41,519,325)
Share capital	kr 7,507,761,512.50	1,100,516,940	kr 7,938,675,397.50	$ 1,142,036,265
Reconciliation of number of shares outstanding [abstract]
Number of shares issued	3,003,104,605		3,175,470,159			3,003,104,605	3,175,470,159
Share capital	kr 7,507,761,512.50		kr 7,938,675,397.50			$ 1,100,516,940	$ 1,142,036,265
Share buy-back | $		$ (5,685,000,000)		$ (3,380,000,000)	$ (429,000,000)
Common stock outstanding [Member]
Number of shares issued [abstract]
Share capital, ending (shares)	3,003,104,605	3,003,104,605
Nominal value per share | kr / shares	kr 2.50
Share capital | kr	kr 7,507,761,512.50
Reconciliation of number of shares outstanding [abstract]
Number Of Shares Authorised	3,003,104,605					3,003,104,605
Number of shares issued	3,003,104,605					3,003,104,605
Share buy-back programme	(49,486,793)	(49,486,793)
Employees share saving plan	(8,884,668)	(8,884,668)
Total outstanding shares	2,944,733,144					2,944,733,144
Share capital | kr	kr 7,507,761,512.50
Share buy-back | kr	(123,716,982.50)
Employees share saving plan | kr	(22,211,670.00)
Total outstanding shares, value | kr	kr 7,361,832,860.00
Share buyback programme [Member]
Number of shares issued [abstract]
Nominal value per share | kr / shares	kr 2.50
Reconciliation of number of shares outstanding [abstract]
Total outstanding shares	49,486,793		42,619,172		13,460,292	49,486,793	42,619,172
Employee Share Saving Plan [Member]
Number of shares issued [abstract]
Nominal value per share | kr / shares	kr 2.50